Commitment and contingent liabilities - Other commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingent liabilities
Outstanding non-cancellable contracts with future commitment	€ 24,237	€ 22,267	€ 25,385
Committed expenditures in property, plant and equipment	€ 5,307	€ 9,330	€ 0